Subsequent Events (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Jul. 07, 2025	Nov. 30, 2025	May 31, 2025
Subsequent Events [Line Items]
Closing price of common stock	$ 500,000
Warrant exercise price (in Dollars per share)	$ 0.01	$ 5.87
Warrant exercise term	5 years
Gross proceeds	$ 4,000,000
Received cash fee	250,000
Lieu of a number of warrants	$ 250,000
Convertible Notes [Member]
Subsequent Events [Line Items]
Face amount			$ 150,000